Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of depreciation rates	The Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings	2-3.3%
Leasehold property	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets

	Investment property	Property	Equipment	Right of use assets[1]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2024	2	3,578	2,347	2,002	7,929
Additions	9	165	186	48	408
Disposals[2]	(2)	(140)	(273)	(96)	(511)
Exchange and other movements[3]	—	25	(15)	261	271
As at 31 December 2024	9	3,628	2,245	2,215	8,097
Accumulated depreciation and impairment
As at 1 January 2024	—	(1,778)	(1,563)	(1,171)	(4,512)
Depreciation charge	—	(143)	(250)	(139)	(532)
Impairment	—	(1)	—	(14)	(15)
Disposals[2]	—	131	258	94	483
Exchange and other movements	—	(7)	(2)	92	83
As at 31 December 2024	—	(1,798)	(1,557)	(1,138)	(4,493)
Net book value	9	1,830	688	1,077	3,604
Cost
As at 1 January 2023	5	3,585	3,018	1,950	8,558
Additions	—	112	297	20	429
Disposals	(3)	(24)	(954)	(50)	(1,031)
Exchange and other movements	—	(95)	(14)	82	(27)
As at 31 December 2023	2	3,578	2,347	2,002	7,929
Accumulated depreciation and impairment
As at 1 January 2023	—	(1,642)	(2,244)	(1,056)	(4,942)
Depreciation charge	—	(163)	(256)	(157)	(576)
Impairment	—	(33)	—	(27)	(60)
Disposals	—	10	944	48	1,002
Exchange and other movements	—	50	(7)	21	64
As at 31 December 2023	—	(1,778)	(1,563)	(1,171)	(4,512)
Net book value	2	1,800	784	831	3,417
Notes:
1Right of use (ROU) asset balances relate to property leases under IFRS 16. Refer to Note 20 for further details.
2Disposals primarily pertain to fully depreciated assets which are not in use.
3Exchange and other movements in Right of use (ROU) asset balances include modification related to a lease extended by ~91 years